Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The compensation committee makes grant decisions for its annual grant of equity compensation at its January meeting each year. The dates on which these meetings occur are generally set three years in advance and as a result, the timing of the corresponding equity grants is generally known three years in advance. The January meetings of the board and the committee generally occur in the week or two before we announce our financial results for the previous quarter and year.
On occasion, the committee may grant stock options or restricted stock units to executives at times other than January. For example, it has done so in connection with job promotions and for purposes of retention.
We do not backdate stock options or restricted stock units. We do not accelerate or delay the release of information due to plans for making equity grants.
If the committee meeting falls in the same month as the release of the company’s financial results, in order to avoid any potential impact of such results on the value of an award, the committee’s general practice is to make grants effective on the later to occur of (i) the second trading day after the results have been released or other information has been publicly disclosed or (ii) the meeting day. In other months, its practice is to make them effective on the day of committee action. The exercise price of stock options is the closing price of TI stock on the effective date of the grant.

Award Timing Method	The compensation committee makes grant decisions for its annual grant of equity compensation at its January meeting each year. The dates on which these meetings occur are generally set three years in advance and as a result, the timing of the corresponding equity grants is generally known three years in advance. The January meetings of the board and the committee generally occur in the week or two before we announce our financial results for the previous quarter and year
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not backdate stock options or restricted stock units. We do not accelerate or delay the release of information due to plans for making equity grants.
If the committee meeting falls in the same month as the release of the company’s financial results, in order to avoid any potential impact of such results on the value of an award, the committee’s general practice is to make grants effective on the later to occur of (i) the second trading day after the results have been released or other information has been publicly disclosed or (ii) the meeting day. In other months, its practice is to make them effective on the day of committee action. The exercise price of stock options is the closing price of TI stock on the effective date of the grant.

MNPI Disclosure Timed for Compensation Value	false